INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
Components of Deferred Tax Assets (Liabilities)
At December 31, 2012, the significant components of the deferred tax assets (liabilities) are summarized below:

Net operating loss carry forwards expiring through 2032	$196,000

Tax Asset	39,200
Less valuation allowance	(39,200)
Balance	$-

Net operating loss carry forwards 2012 (estimated)	$196,000
Balance	$196,000

Schedule of Income Tax Expense

The difference between income tax expense computed by applying the federal statutory corporate tax rate and actual income tax expense is as follows:

Statutory federal (CDN) income tax rate	11.0%
Provincial (CDN) income taxes and other	9.0%

Effective tax rate	20.0%

Schedule of Deferred Tax Assets (Liabilities)
The tax effect of these temporary differences representing deferred tax asset and liabilities result principally from the following:

Deferred Tax Asset: (Liability)

Net operating loss carry forward	$196,000
Subtotal	196,000
Valuation allowance	(196,000)

Net Deferred Tax Asset (Liability)	$-